INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of net income tax benefit table

The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2012:

Tax benefit computed at "expected" statutory rate	$(2,910,000)
State income taxes, net of benefit	(498,000)
Permanent differences :
Stock based compensation and consulting	1,169,000
Impairment expense	984,000
Pre-merger stub period losses	151,000
Increase in valuation allowance	1,104,000
Net income tax benefit	$—

Schedule of effective tax rate and federal rate

The table below summarizes the differences between the Companies’ effective tax rate and the statutory federal rate as follows for the period ended:

December 31, 2012

Computed "expected" tax expense (benefit)	(35.0)%
State income taxes	(6.0)%
Permanent differences	28.0%
Change in valuation allowance	13.0%

Effective tax rate	0.0%

Schedule of deferred tax assets
The Company has a deferred tax asset which is summarized as follows at December 31, 2012:

Net operating loss carryover	$985,000

Amortizable exploration cost	119,000

Gross deferred tax asset	1,104,000
Less: valuation allowance	(1,104,000)
Net deferred tax asset	$—